RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

NOTE 3—RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). The amended guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and liabilities in the Consolidated Balance Sheets and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of the Company’s operating leases, where the Company is the lessee, to be recognized in the Company’s Consolidated Balance Sheets. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal year beginning after December 15, 2022 with earlier adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments — Credit Losses (Topic 326). The new guidance replaces the incurred loss impairment methodology in current guidance with a current expected credit loss model (“CECL”) that incorporates a broader range of reasonable and supportable information including the forward-looking information. This guidance is effective for the Company for fiscal year beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. The Company is currently evaluating the impact of adopting this guidance.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted with simultaneous adoption of all provisions of the new standard. The Company is currently evaluating the impact of adopting this guidance.

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued ASU 2017‑04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new amendment, the Company is required to perform its annual or interim goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount, and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The guidance is effective for the Company for fiscal year beginning after December 15, 2022, with early adoption permitted. The Company early adopted this guidance prospectively on January 1, 2021, and it did not have any impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑15, Customer’s Accounting for Implementation costs Incurred in a Cloud Computing Arrangement that is a Service Contract, that requires implementation costs incurred by customers in cloud computing arrangements to be deferred and recognized over the term of the arrangement, if those costs would be capitalized by the customer in a software licensing arrangement under the internal-use software guidance in ASC Topic 350, Intangibles — Goodwill and Other. This guidance is effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company early adopted this guidance prospectively on January 1, 2020, and it did not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This temporary guidance provides optional expedients and exceptions for applying US GAAP to contracts, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. ASU 2020‑04 is effective as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020 and may be applied prospectively through December 31, 2022. The Company adopted this guidance prospectively on January 1, 2021, and it did not have any impact on the Company’s consolidated financial statements.

NOTE 3—RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). The amended guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and liabilities in the consolidated balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is expected to result in a significant portion of the Company’s operating leases, where the Company is the lessee, to be recognized in the Company’s consolidated balance sheet. The guidance requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal year beginning after December 15, 2022 with earlier adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

In June 2016, the FASB issued ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326). The new guidance replaces the incurred loss impairment methodology in current guidance with a current expected credit loss model (“CECL”) that incorporates a broader range of reasonable and supportable information including the forward-looking information. This guidance is effective for the Company for fiscal year beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. The Company is currently evaluating the impact of adopting this guidance.

In January 2017, the FASB issued ASU No. 2017‑04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new amendment, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity must recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The standard is effective for the Company for fiscal year beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance is effective for the Company for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted with simultaneous adoption of all provisions of the new standard. The Company is currently evaluating the impact of adopting this guidance.

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This temporary guidance provides optional expedients and exceptions for applying US GAAP to contracts, hedging relationships and other transactions that reference London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. ASU 2020‑04 is effective as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020 and may be applied prospectively through December 31, 2022. The Company is currently evaluating the impact of adopting this temporary guidance.

Recently Adopted Accounting Pronouncements

As described in the Company’s Revenue Recognition accounting policy in Note 2, the Company adopted ASC 606 effective January 1, 2019. The Company utilized the modified retrospective method upon adoption and as a result, the comparative information has not been restated and continues to be reported under legacy GAAP. The Company elected to apply the new revenue accounting standard only to contracts not completed as of the adoption date.

As part of the adoption of ASC 606, the Company elected the transition practical expedient of using a portfolio approach to our advertising contracts since they have similar characteristics and reasonably expect that application of the revenue recognition model to the portfolio would not differ materially from the application to the individual contracts or performance obligations in that portfolio.

The adoption of ASC 606 did not result in a change to the accounting for revenues; as such, no cumulative effect adjustment was recorded. Additionally, the adoption of ASC 606 had no impact on the Company’s cash flows from operations. See Note 9 for additional disclosures related to this standard.

In May 2017, the FASB issued ASU No. 2017‑09, Compensation—Stock Compensation (Topic 718), Scope of Modification Accounting. This update clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. The guidance is effective prospectively for fiscal years beginning after December 15, 2017, for nonpublic entities. The Company adopted this guidance on January 1, 2018 and it did not have a material impact on the Company’s consolidated financial statements.

In June 2018, the FASB issued Accounting Standards Update (ASU) No. 2018‑07, Compensation— Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting. This standard eliminates the separate guidance for stock compensation paid to non-employees and aligns it with the guidance for stock compensation paid to employees. This standard is effective for the Company for fiscal years beginning after December 15, 2019. The Company adopted this guidance prospectively on January 1, 2019 and it did not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018‑15, Customer’s Accounting for Implementation costs Incurred in a Cloud Computing Arrangement that is a Service Contract, that requires implementation costs incurred by customers in cloud computing arrangements to be deferred and recognized over the term of the arrangement, if those costs would be capitalized by the customer in a software licensing arrangement under the internal-use software guidance in ASC Topic 350, Intangibles—Goodwill and Other. This guidance is effective for the Company for fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company early adopted this guidance prospectively on January 1, 2020, and it did not have a material impact on the Company’s consolidated financial statements.